Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (27,667)	$ (26,534)	$ (19,635)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,377	1,099	1,093
Stock-based compensation	12,089	9,869	5,329
Exchange rate differences	4,259	(496)	(2,821)
Interest on short-term deposits	(1,213)	87	524
Change in fair value of warrant liability			109
Change in fair value of Forfeiture Shares	(2,907)	173
Reduction in the carrying amount of ROU assets	1,726
Equity in earnings of investee, net of dividend received		18	11
Changes in operating assets and liabilities:
Trade accounts receivable	(4,419)	1,584	(944)
Prepaid expenses and other current assets	3,462	(5,286)	(741)
Inventories	(14,494)	(6,163)	(449)
Long-term assets	293	(411)	(1)
Trade accounts payable	5,841	2,633	(1,470)
Accrued compensation	1,623	633	(1,555)
Other current liabilities	(502)	1,184	944
Change in operating lease liabilities	(1,571)
Other long-term liabilities	8	1
Net cash used in operating activities	(22,095)	(21,609)	(19,606)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(214,522)	(121,947)	(86,861)
Maturities of short-term deposits	203,902	39,227	116,036
Purchase of property and equipment	(1,109)	(1,443)	(861)
Net cash provided by (used in) investing activities	(11,729)	(84,163)	28,314
CASH FLOWS FROM FINANCING ACTIVITIES -
Proceeds from Transactions related to the Merger, net		134,185
Exercise of options	822	1,246	406
Net cash provided by financing activities	822	135,431	406
Effect of exchange rate changes on cash and cash equivalents	(3,765)	816	1,646
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(36,767)	30,475	10,760
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	56,791	26,316	15,556
CASH AND CASH EQUIVALENTS AT END OF YEAR	20,024	56,791	26,316
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for taxes	214	417	139
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	317	44
Unpaid issuance costs classified to additional paid in capital		41
Operating lease liabilities arising from obtaining operating right-of-use assets, excluding the impact of $4.9 million recognized on initial adoption, refer also to note 2(z)	648
Conversion of Redeemable Convertible Preferred Shares		150,179
Issuance of Forfeiture Shares		$ 4,485